OTHER ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets [abstract]
Deferred financing costs associated with the revolving credit facility	$ 2,235	$ 2,272
Long-term receivables	264	283
Other assets	$ 2,499	$ 2,555